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                                FORM 13F

                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jay N. Sitlani
Title:     Director of Operations
Phone:     858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 02/07/02


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:   $485,215

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:
NONE


                            FORM 13F INFORMATION TABLE


                                                         VALUE    SHARES/  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRETN   MANAGERS    SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- -----
Apria Healthcare Group Inc.        COM        037933108 $ 29,020 1,161,282 SH         SOLE              1,161,282
Nuevo Energy Co.                   COM        670509108 $ 17,477 1,165,100 SH         SOLE              1,165,100
Waste Management, Inc.             COM        94106L109 $146,100 4,578,500 SH         SOLE              4,578,500
Mattel, Inc.                       COM        577081102 $110,689 6,435,380 SH         SOLE              6,435,380
Dial Corp.                         COM        25247D101 $ 77,780 4,535,300 SH         SOLE              4,535,300
Pactiv Corp.                       COM        695257105 $ 68,455 3,856,600 SH         SOLE              3,856,600
SPDR Trust Series 1                COM        78462F103 $ 35,694   312,280 SH         SOLE                312,280



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